Operating Lease Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Operating Lease Asset [Abstract]
Lease obligations			$ 512
Operating lease cost	$ 27	$ 38